LOANS AND CAPITAL LEASES	12 Months Ended
Dec. 31, 2018
Disclosure of loans and capital leases [abstract]
LOANS AND CAPITAL LEASES
Note 14: -	Loans and capital leases

	December 31,
	2018	2017
	U.S. Dollars in thousands

Total loans and capital leases (1)	1,278	1,984
Less current maturities	562	614
Long term loans and capital leases	$716	$1,370

 (1) Capital leases balance was $138 thousands and $274 thousands, as of December 31, 2018 and 2017, respectively.

Bank loans

The loans are payable over 60 equal monthly installments. The loans bear fixed interest rate in the range of 3.15% -3.55%. No new loans received in 2018. As for pledges, refer to Note 18.